THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SCHEDULE OF INVESTMENTS
SEE NOTES TO FINANCIAL STATEMENTS.
GUGGENHEIM STRATEGY FUND II
December 31, 2025
a
A
A SHARES VALUE
MONEY MARKET FUNDS
a
- 2.4%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.64%
b
3,112,714 $ 3,112,714
Total Money Market Funds
(Cost $3,112,714) 3,112,714
A
FACE
AMOUNT
CORPORATE BONDS - 39.2%
FINANCIAL - 21.7%
Brighthouse Financial Global
Funding
5.55% due 4/9/27
c
2,700,000 2,737,805
AEGON Funding Co. LLC
5.50% due 4/16/27
c
2,600,000 2,641,029
Athene Global Funding
5.68% due 2/23/26
c
2,300,000 2,304,642
F&G Global Funding
5.88% due 6/10/27
c
2,100,000 2,143,981
Mutual of Omaha Companies
Global Funding
5.35% due 4/9/27
c
1,750,000 1,776,097
Barclays plc
5.67% due 3/12/28
d
1,700,000 1,730,274
Standard Chartered plc
5.69% due 5/14/28
c,d
1,600,000 1,632,666
HSBC Holdings plc
5.60% due 5/17/28
d
1,600,000 1,629,902
Jackson National Life Global
Funding
5.60% due 4/10/26
c
1,600,000 1,606,373
LPL Holdings, Inc.
5.70% due 5/20/27 1,550,000 1,579,700
CNO Global Funding
5.88% due 6/4/27
c
1,060,000 1,083,429
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
900,000 886,872
Cooperatieve Rabobank UA
4.66% due 8/22/28
c,d
850,000 858,523
Mizuho Financial Group, Inc.
5.41% due 9/13/28
d
800,000 819,379
Societe Generale S.A.
5.52% due 1/19/28
c,d
800,000 810,148
GA Global Funding Trust
1.63% due 1/15/26
c
600,000 599,446
SLM Corp.
3.13% due 11/2/26 600,000 589,778
Nationwide Building Society
4.65% due 7/14/29
c,d
550,000 555,224
a
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 39.2% (continued)
FINANCIAL - 21.7% (continued)
Host Hotels & Resorts LP
4.25% due 12/15/28 325,000 $ 325,319
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
c
300,000 301,593
Protective Life Corp.
4.70% due 1/15/31
c
300,000 300,945
American National Group, Inc.
5.00% due 6/15/27 240,000 241,779
Brown & Brown, Inc.
4.60% due 12/23/26 175,000 175,872
OneMain Finance Corp.
7.13% due 3/15/26 168,000 169,238
Voya Global Funding
4.60% due 11/24/30
c
150,000 150,736
Total Financial 27,650,750
CONSUMER, NON-CYCLICAL - 7.0%
Universal Health Services, Inc.
1.65% due 9/1/26 1,950,000 1,916,903
Element Fleet Management
Corp.
6.27% due 6/26/26
c
1,700,000 1,715,058
Icon Investments Six DAC
5.81% due 5/8/27 1,600,000 1,632,554
Global Payments, Inc.
4.95% due 8/15/27 1,600,000 1,617,263
IQVIA, Inc.
5.00% due 5/15/27
c
1,000,000 999,726
Triton Container International
Ltd.
2.05% due 4/15/26
c
900,000 892,941
Block, Inc.
2.75% due 6/1/26 150,000 149,105
Total Consumer, Non-cyclical 8,923,550
INDUSTRIAL - 3.9%
Penske Truck Leasing Company
LP / PTL Finance Corp.
5.35% due 1/12/27
c
1,650,000 1,668,826
Silgan Holdings, Inc.
1.40% due 4/1/26
c
950,000 941,924
Weir Group plc
2.20% due 5/13/26
c
950,000 941,376
Vontier Corp.
1.80% due 4/1/26 850,000 844,570
Jabil, Inc.
4.25% due 5/15/27 250,000 250,348

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
2 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 39.2% (continued)
INDUSTRIAL - 3.9% (continued)
1.70% due 4/15/26 250,000 $ 248,261
Total Industrial 4,895,305
CONSUMER, CYCLICAL - 2.4%
Live Nation Entertainment, Inc.
6.50% due 5/15/27
c
900,000 908,258
United Airlines, Inc.
4.38% due 4/15/26
c
900,000 898,876
LG Electronics, Inc.
5.63% due 4/24/27
c
850,000 865,820
Air Canada
3.88% due 8/15/26
c
330,000 328,427
Newell Brands, Inc.
6.38% due 9/15/27 84,000 84,457
Total Consumer, Cyclical 3,085,838
UTILITIES - 1.6%
Algonquin Power & Utilities
Corp.
5.37% due 6/15/26 1,750,000 1,758,255
Terraform Global Operating, LP
6.13% due 3/1/26
c
212,000 210,490
Total Utilities 1,968,745
COMMUNICATIONS - 1.2%
FactSet Research Systems, Inc.
2.90% due 3/1/27 1,500,000 1,477,350
TECHNOLOGY - 1.1%
CDW LLC / CDW Finance Corp.
2.67% due 12/1/26 1,450,000 1,430,739
ENERGY - 0.3%
Buckeye Partners, LP
3.95% due 12/1/26 250,000 247,300
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
c
125,000 127,293
Total Energy 374,593
Total Corporate Bonds
(Cost $49,391,692) 49,806,870
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.9%
OBX Trust
2024-NQM5, A1 5.99% due
1/25/64
c,e
1,963,769 1,980,569
2024-NQM6, A1 6.45% due
2/25/64
c,e
1,012,468 1,025,897
2024-NQM8, A1 6.23% due
5/25/64
c,e
988,001 999,595
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.9%
(continued)
2023-NQM2, A1 6.32% due
1/25/62
c,e
956,392 $ 954,715
2024-NQM7, A1 6.24% due
3/25/64
c,e
941,325 951,913
2024-NQM1, A2 6.25% due
11/25/63
c,e
419,278 421,876
2025-R1, A2 5.09% due
9/25/62
c,e
100,000 99,819
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
1,077,652 1,077,717
2021-GS4, A1 5.65% due
11/25/60
c
842,150 842,795
2021-GS2, A1 5.75% due
4/25/61
c
404,222 404,360
GCAT Trust
2024-NQM2, A1 6.09% due
6/25/59
c,e
887,661 896,875
2023-NQM3, A1 6.89% due
8/25/68
c,e
292,257 295,165
2025-NQM4, A1 5.53% due
6/25/70
c,e
278,383 280,879
CSMC Trust
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,c
542,222 539,989
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,c
427,044 425,395
2020-NQM1, A1 2.21% due
5/25/65
c
326,670 314,268
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
c
1,269,714 1,269,714
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
1,283,181 1,226,826
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,c
1,266,010 1,196,064
New Residential Mortgage Loan
Trust
2020-1A, A1B 3.50%, (WAC)
due 10/25/59
◊,c
652,765 616,027
2018-2A, A1B 3.50%, (WAC)
due 2/25/58
◊,c
598,354 572,711
Angel Oak Mortgage Trust
2024-4, A1 6.20% due 1/25/69
c,e
554,614 561,131
2022-1, A3 3.29%, (WAC) due
12/25/66
◊,c
451,357 409,439
2025-12, A2 5.14% due
12/25/70
c,e
198,332 198,777
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,c
1,034,975 977,345
Verus Securitization Trust
2021-6, A3 1.89%, (WAC) due
10/25/66
◊,c
503,464 447,262

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.9%
(continued)
2025-12, A3 5.37% due
12/25/70
c,e
300,000 $ 300,631
2021-3, A3 1.44%, (WAC) due
6/25/66
◊,c
174,338 153,944
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
724,373 707,163
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
713,014 705,531
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
707,619 692,134
FIGRE Trust
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,c
374,776 379,590
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,c
292,991 292,943
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, A2 5.22% due
9/25/70
c,e
588,332 589,247
Alternative Loan Trust
2007-OA7, A1B 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 5/25/47
◊
550,523 508,865
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
497,173 472,320
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,c
418,438 412,914
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,e
400,000 400,490
HOMES Trust
2024-AFC2, A1 5.58%, (WAC)
due 10/25/59
◊,c
386,888 389,598
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
321,963 327,990
COLT Mortgage Loan Trust
2023-3, A1 7.18% due 9/25/68
c,e
315,585 319,069
Bear Stearns Asset Backed
Securities I Trust
2006-HE9, 2A 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
259,643 256,413
SG Residential Mortgage Trust
2025-1, A1 5.10%, (WAC) due
12/25/65
◊,c
200,000 200,426
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.9%
(continued)
Towd Point Mortgage Trust
2018-2, A1 3.25%, (WAC) due
3/25/58
◊,c
162,686 $ 161,253
BRAVO Residential Funding
Trust
2025-NQM7, A1 5.46%, (WAC)
due 7/25/65
◊,c
139,306 140,542
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,c
100,000 100,042
Banc of America Funding Trust
2015-R2, 3A2 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 4/29/37
◊,c,f
82,414 82,162
Starwood Mortgage Residential
Trust
2020-1, A1 2.28%, (WAC) due
2/25/50
◊,c,f
30,738 29,383
Residential Mortgage Loan Trust
2020-1, A1 2.38%, (WAC) due
1/26/60
◊,c,f
29,272 29,096
Total Residential Mortgage-Backed Securities 26,638,869
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, D 5.66% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.54%) due 6/15/38
◊,c
3,900,000 3,443,556
WMRK Commercial Mortgage
Trust
2022-WMRK, B 7.19% (1 Month
Term SOFR + 3.44%, Rate
Floor: 3.44%) due 11/15/27
◊,c
2,493,022 2,499,360
Citigroup COmmercial Mortgage
Trust
2018-C6, XA 0.76%, (WAC) due
11/10/51
◊,g
44,838,882 851,867
BX Commercial Mortgage Trust
2022-LP2, C 5.31% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.56%) due 2/15/39
◊,c
770,000 769,040
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,c
500,000 468,448
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
450,000 450,280
Benchmark Mortgage Trust
2019-B14, XA 0.75%, (WAC)
due 12/15/62
◊,g
21,308,533 417,270
JPMDB Commercial Mortgage
Securities Trust
2018-C8, XA 0.59%, (WAC) due
6/15/51
◊,g
32,895,648 362,493

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
4 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.0% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
(continued)
Life Mortgage Trust
2021-BMR, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 3/15/38
◊,c
101,460 $ 101,027
Total Commercial Mortgage-Backed Securities 9,363,341
GOVERNMENT AGENCY - 0.7%
Fannie Mae
6.50% due 4/25/49 618,253 630,330
5.00% due 5/25/52 287,128 287,382
Total Government Agency 917,712
Total Collateralized Mortgage Obligations
(Cost $38,059,603) 36,919,922
ASSET-BACKED SECURITIES - 20.0%
COLLATERALIZED LOAN OBLIGATIONS - 11.3%
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,c
2,500,000 2,475,206
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
2,004,643 2,004,314
FS Rialto
2021-FL3, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.91%) due 11/16/36
◊,c
2,000,000 1,997,314
BRSP Ltd.
2021-FL1, B 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 8/19/38
◊,c
1,500,000 1,497,227
STWD LLC
2025-FL4, AS 5.43% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/19/42
◊,c
1,250,000 1,248,814
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,c
911,833 911,769
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
733,268 733,485
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,c
650,000 652,902
Cerberus Loan Funding 53 LLC
2025-4A, B 5.43% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/15/38
◊,c
650,000 649,987
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 20.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.3% (continued)
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,c
650,000 $ 649,931
CIFC Funding Ltd.
2015-4A, A2R3 (3 Month Term
SOFR + 1.45%, Rate Floor:
1.45%) due 1/17/39
◊,c
500,000 500,000
Sound Point CLO XIX Ltd.
2018-1A, A 5.17% (3 Month
Term SOFR + 1.26%) due
4/15/31
◊,c
376,618 376,532
AREIT
2025-CRE11, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
7/25/43
◊,c
300,000 299,998
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
200,000 200,360
Eldridge CLO Ltd.
2025-2A, A2 5.10% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 1/20/39
◊,c
150,000 150,000
Total Collateralized Loan Obligations 14,347,839
NET LEASE - 2.8%
Oak Street Investment Grade
Net Lease Fund
2020-1A, A1 1.85% due
11/20/50
c
2,736,521 2,488,646
CF Hippolyta Issuer LLC
2021-1A, B1 1.98% due
3/15/61
c
942,448 573,675
Capital Automotive REIT
2024-2A, A1 4.90% due
5/15/54
c
563,750 563,456
Total Net Lease 3,625,777
TRANSPORT-CONTAINER - 2.5%
Triton Container Finance VIII
LLC
2021-1A, A 1.86% due 3/20/46
c
1,788,750 1,662,837
Textainer Marine Containers
VII Ltd.
2021-1A, A 1.68% due 2/20/46
c
613,333 577,352
2020-1A, A 2.73% due 8/21/45
c
237,806 230,426
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
c
784,496 730,267
Total Transport-Container 3,200,882

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 20.0% (continued)
SINGLE FAMILY RESIDENCE - 1.7%
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,c
750,000 $ 752,138
FirstKey Homes Trust
2022-SFR1, B 4.49% due
5/19/39
c
750,000 747,988
Progress Residential Trust
2025-SFR6, C 4.00% due
12/17/42
c
650,000 619,653
Total Single Family Residence 2,119,779
INFRASTRUCTURE - 1.0%
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
c
1,233,000 1,210,912
FINANCIAL - 0.4%
Ceamer Finance LLC
6.17% due 12/15/40
f
300,000 300,000
Project Onyx II
6.27% due 6/15/30
f
207,186 207,163
Total Financial 507,163
TRANSPORT-AIRCRAFT - 0.2%
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
c
308,340 305,257
UNSECURED CONSUMER LOANS - 0.1%
GreenSky Home Improvement
Issuer Trust
2025-3A, C 4.86% due
12/27/60
c
150,000 150,289
Total Asset-Backed Securities
(Cost $26,284,897) 25,467,898
a
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
h
- 6.4%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 3,275,374 $ 3,275,374
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 2,456,531 2,456,531
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 2,401,941 2,401,941
Total Repurchase Agreements
(Cost $8,133,846) 8,133,846
SENIOR FLOATING RATE INTERESTS - 0.7%
FINANCIAL - 0.5%
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
324,250 325,832
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
294,588 292,982
Total Financial 618,814
TECHNOLOGY - 0.2%
World Wide Technology Holding
Co. LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 3/1/30
◊
218,692 218,830
Total Senior Floating Rate Interests
(Cost $836,091) 837,644
Total Investments - 97.7%
(Cost $125,818,843)
$ 124,278,894
Other Assets & Liabilities, net - 2.3% 2,960,573
Total Net Assets - 100% $ 127,239,467
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $85,650,587 (cost $86,802,667), or 67.3% of total net assets.
d
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
e
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
f
Value determined based on Level 3 inputs — See Note 3 .
g
Security is an interest-only strip.
h
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
BofA — Bank of America

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
6 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS.
See Sector Classification in Other Information section.
CMT — Constant Maturity Treasury
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Depreciation
Jpmorgan
Chase
Bank,
National
Association CME Receive
U.S. Secured
Overnight
Financing
Rate 4.28% Annual 06/14/27 $ 55,500,000 $ (732,088) $ 244 $ (732,332)
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 3 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 3,112,714 $ — $ — $ 3,112,714
Corporate Bonds — 49,806,870 — 49,806,870
Collateralized Mortgage Obligations — 36,779,281 140,641 36,919,922
Asset-Backed Securities — 24,960,735 507,163 25,467,898
Repurchase Agreements — 8,133,846 — 8,133,846
Senior Floating Rate Interests — 837,644 — 837,644
Total Assets $ 3,112,714 $ 120,518,376 $ 647,804 $ 124,278,894
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 732,332 $ — $ 732,332
a
Reported as unrealized appreciation/depreciation at period end.
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2025-12 A2 5.14% due 12/25/2070 6.14% 11/01/29
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
COLT Mortgage Loan Trust 2023-3 A1 7.18% due 9/25/2068 8.18% 09/01/27
GCAT Trust 2025-NQM4 A1 5.53% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9 A2 5.22% due 9/25/2070 6.22% 11/01/29
OBX Trust 2024-NQM7 A1 6.24% due 3/25/2064 7.24% 04/01/28
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2024-NQM6 A1 6.45% due 2/25/2064 7.45% 04/01/28
OBX Trust 2023-NQM2 A1 6.32% due 1/25/2062 7.32% 02/01/27
OBX Trust 2025-R1 A2 5.09% due 9/25/2062 6.09% 11/01/29
OBX Trust 2024-NQM1 A2 6.25% due 11/25/2063 7.25% 12/01/27
Verus Securitization Trust 2025-12 A3 5.37% due 12/25/2070 6.37% 12/01/29

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM STRATEGY FUND II
December 31, 2025
8 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS.
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 3,275,374 $ 3,276,067 U.S. Treasury Bond 3.63%
- 3.88% Due 08/15/40
- 02/15/44 $ 600 $ 560
U.S. Treasury Inflation
Indexed Bond 1.13% Due
10/15/30 3,356,000 3,340,292
U.S. Treasury Strips 0.00%
Due 11/15/28 100 91
3,275,374 3,356,700 3,340,943
BNP Paribas 3.80% Due 1/2/2026 2,456,531 2,457,050 U.S. Treasury Note 0.50%
Due 10/31/27 400 380
U.S. Treasury Inflation
Indexed Bond 0.63%
- 1.13% Due 1/15/33
- 02/15/43 702,800 745,315
U.S. Treasury Strips 0.00%
Due 02/15/40 - 11/15/44 3,434,825 1,760,533
2,456,531 4,138,025 2,506,228
JPMorgan Securities LLC 3.82%
Due 1/2/2026
2,401,941 2,402,451 U.S. Treasury Inflation
Indexed Bond 0.38% Due
07/15/27 1,856,000 2,445,909
U.S. Treasury Note 3.75%
- 3.88% Due 05/31/27
- 06/30/27 4,600 4,631
2,401,941 1,860,600 2,450,540

THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO FINANCIAL STATEMENTS .
GUGGENHEIM STRATEGY FUND III
December 31, 2025
a
A
A
SHARES VALUE
MONEY MARKET FUNDS
a
- 2.2%
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.65%
b
2,845,970 $ 2,845,970
Total Money Market Funds
(Cost $2,845,970) 2,845,970
A
FACE
AMOUNT
CORPORATE BONDS - 35.1%
FINANCIAL - 20.0%
Brighthouse Financial Global
Funding
5.55% due 4/9/27
c
2,750,000 2,788,505
AEGON Funding Co. LLC
5.50% due 4/16/27
c
2,650,000 2,691,818
Athene Global Funding
5.68% due 2/23/26
c
2,050,000 2,054,138
F&G Global Funding
5.88% due 6/10/27
c
1,900,000 1,939,792
HSBC Holdings plc
5.60% due 5/17/28
d
1,750,000 1,782,705
Mutual of Omaha Companies
Global Funding
5.35% due 4/9/27
c
1,750,000 1,776,097
Standard Chartered plc
5.69% due 5/14/28
c,d
1,700,000 1,734,708
LPL Holdings, Inc.
5.70% due 5/20/27 1,700,000 1,732,574
Barclays plc
5.67% due 3/12/28
d
1,650,000 1,679,384
CNO Global Funding
5.88% due 6/4/27
c
1,140,000 1,165,197
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
850,000 837,601
Societe Generale S.A.
5.52% due 1/19/28
c,d
800,000 810,148
Cooperatieve Rabobank UA
4.66% due 8/22/28
c,d
800,000 808,022
Jackson National Life Global
Funding
5.60% due 4/10/26
c
750,000 752,988
SLM Corp.
3.13% due 11/2/26 600,000 589,777
Nationwide Building Society
4.65% due 7/14/29
c,d
550,000 555,224
GA Global Funding Trust
1.63% due 1/15/26
c
450,000 449,584
a
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 35.1% (continued)
FINANCIAL - 20.0% (continued)
Host Hotels & Resorts LP
4.25% due 12/15/28 325,000 $ 325,319
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
c
300,000 301,593
Protective Life Corp.
4.70% due 1/15/31
c
300,000 300,945
American National Group, Inc.
5.00% due 6/15/27 240,000 241,779
Brown & Brown, Inc.
4.60% due 12/23/26 175,000 175,872
OneMain Finance Corp.
7.13% due 3/15/26 168,000 169,238
Voya Global Funding
4.60% due 11/24/30
c
150,000 150,736
Total Financial 25,813,744
CONSUMER, NON-CYCLICAL - 5.6%
Universal Health Services, Inc.
1.65% due 9/1/26 1,950,000 1,916,903
Icon Investments Six DAC
5.81% due 5/8/27 1,800,000 1,836,623
Element Fleet Management
Corp.
6.27% due 6/26/26
c
1,650,000 1,664,616
IQVIA, Inc.
5.00% due 5/15/27
c
1,000,000 999,727
Triton Container International
Ltd.
2.05% due 4/15/26
c
700,000 694,509
Block, Inc.
2.75% due 6/1/26 100,000 99,403
Total Consumer, Non-cyclical 7,211,781
INDUSTRIAL - 3.4%
Penske Truck Leasing Company
LP / PTL Finance Corp.
5.35% due 1/12/27
c
1,650,000 1,668,826
Weir Group plc
2.20% due 5/13/26
c
1,091,000 1,081,097
Silgan Holdings, Inc.
1.40% due 4/1/26
c
750,000 743,624
Vontier Corp.
1.80% due 4/1/26 650,000 645,848
Jabil, Inc.
1.70% due 4/15/26 200,000 198,609
Total Industrial 4,338,004

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
10 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 35.1% (continued)
CONSUMER, CYCLICAL - 2.4%
LG Electronics, Inc.
5.63% due 4/24/27
c
900,000 $ 916,751
United Airlines, Inc.
4.38% due 4/15/26
c
900,000 898,876
Live Nation Entertainment, Inc.
6.50% due 5/15/27
c
875,000 883,028
Air Canada
3.88% due 8/15/26
c
330,000 328,427
Total Consumer, Cyclical 3,027,082
UTILITIES - 1.5%
Algonquin Power & Utilities
Corp.
5.37% due 6/15/26 1,750,000 1,758,254
Terraform Global Operating, LP
6.13% due 3/1/26
c
210,000 208,505
Total Utilities 1,966,759
COMMUNICATIONS - 1.1%
FactSet Research Systems, Inc.
2.90% due 3/1/27 1,450,000 1,428,105
TECHNOLOGY - 1.0%
CDW LLC / CDW Finance Corp.
2.67% due 12/1/26 1,350,000 1,332,067
ENERGY - 0.1%
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
c
125,000 127,293
Total Corporate Bonds
(Cost $44,854,622) 45,244,835
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.5%
OBX Trust
2024-NQM5, A1 5.99% due
1/25/64
c,e
1,963,769 1,980,569
2024-NQM6, A1 6.45% due
2/25/64
c,e
1,104,511 1,119,160
2024-NQM8, A1 6.23% due
5/25/64
c,e
1,080,626 1,093,307
2024-NQM7, A1 6.24% due
3/25/64
c
1,029,574 1,041,154
2023-NQM2, A1 6.32% due
1/25/62
c,e
956,392 954,715
2024-NQM1, A2 6.25% due
11/25/63
c,e
419,278 421,876
2025-R1, A2 5.09% due
9/25/62
c,e
100,000 99,819
GCAT Trust
2022-NQM3, A3 4.35%, (WAC)
due 4/25/67
◊,c
1,405,049 1,346,812
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.5%
(continued)
2023-NQM2, A1 5.84% due
11/25/67
c,e
1,108,735 $ 1,104,963
2024-NQM2, A1 6.09% due
6/25/59
c,e
970,879 980,957
2023-NQM3, A1 6.89% due
8/25/68
c,e
292,257 295,165
2025-NQM4, A1 5.53% due
6/25/70
c,e
278,383 280,879
Angel Oak Mortgage Trust
2021-6, A3 1.71%, (WAC) due
9/25/66
◊,c
965,736 824,670
2024-4, A1 6.20% due 1/25/69
c,e
587,238 594,139
2023-1, A2 4.75% due 9/26/67
c,e
589,702 587,420
2022-1, A3 3.29%, (WAC) due
12/25/66
◊,c
451,357 409,439
2025-12, A2 5.14% due
12/25/70
c,e
198,332 198,777
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
c
2,511,213 2,511,213
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
868,109 868,161
2021-GS4, A1 5.65% due
11/25/60
c
842,150 842,795
2021-GS2, A1 5.75% due
4/25/61
c
323,378 323,488
Verus Securitization Trust
2021-6, A3 1.89%, (WAC) due
10/25/66
◊,c
503,464 447,262
2021-5, A3 1.37%, (WAC) due
9/25/66
◊,c
503,998 441,016
2025-12, A3 5.37% due
12/25/70
c,e
300,000 300,631
2021-4, A3 1.35%, (WAC) due
7/25/66
◊,c
248,993 212,783
2021-3, A3 1.44%, (WAC) due
6/25/66
◊,c
135,596 119,734
CSMC Trust
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,c
542,222 539,989
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,c
427,044 425,395
2020-NQM1, A1 2.21% due
5/25/65
c
268,162 257,982
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,c
1,266,010 1,196,064
New Residential Mortgage Loan
Trust
2020-1A, A1B 3.50%, (WAC)
due 10/25/59
◊,c
548,916 518,023
2018-2A, A1B 3.50%, (WAC)
due 2/25/58
◊,c
503,877 482,283
2017-5A, A1 5.35% (1 Month
Term SOFR + 1.61%, Rate
Floor: 1.50%) due 6/25/57
◊,c,f
162,742 162,223

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.5%
(continued)
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,c
1,107,183 $ 1,045,532
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
1,083,020 1,035,455
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
820,335 779,328
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
769,647 751,361
Bear Stearns Asset Backed
Securities I Trust
2006-HE9, 2A 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
697,865 689,026
FIGRE Trust
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,c
374,776 379,590
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,c
300,000 299,951
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, A2 5.22% due
9/25/70
c,e
588,332 589,247
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
580,975 574,877
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
472,082 461,751
Alternative Loan Trust
2007-OA7, A1B 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 5/25/47
◊
458,769 424,054
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,c
418,438 412,914
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,e
400,000 400,490
HOMES Trust
2024-AFC2, A1 5.58%, (WAC)
due 10/25/59
◊,c
386,888 389,598
COLT Mortgage Loan Trust
2023-3, A1 7.18% due 9/25/68
c,e
372,964 377,081
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 25.5%
(continued)
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
321,963 $ 327,990
Towd Point Mortgage Trust
2017-6, A1 2.75%, (WAC) due
10/25/57
◊,c
156,922 154,881
2018-2, A1 3.25%, (WAC) due
3/25/58
◊,c
135,303 134,111
SG Residential Mortgage Trust
2025-1, A1 5.10%, (WAC) due
12/25/65
◊,c
200,000 200,426
BRAVO Residential Funding
Trust
2025-NQM7, A1 5.46%, (WAC)
due 7/25/65
◊,c
139,306 140,542
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,c
100,000 100,042
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, M1 4.58% (1 Month
Term SOFR + 0.85%, Rate
Floor: 0.74%) due 10/25/35
◊,f
88,784 88,256
Banc of America Funding Trust
2015-R2, 3A2 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 4/29/37
◊,c,f
69,537 69,324
Residential Mortgage Loan Trust
2020-1, A1 2.38%, (WAC) due
1/26/60
◊,c,f
26,019 25,863
Starwood Mortgage Residential
Trust
2020-1, A1 2.28%, (WAC) due
2/25/50
◊,c,f
25,615 24,486
Total Residential Mortgage-Backed Securities 32,859,039
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
WMRK Commercial Mortgage
Trust
2022-WMRK, B 7.19% (1 Month
Term SOFR + 3.44%, Rate
Floor: 3.44%) due 11/15/27
◊,c
2,536,759 2,543,208
Citigroup COmmercial Mortgage
Trust
2018-C6, XA 0.76%, (WAC) due
11/10/51
◊,g
39,659,923 753,475
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, D 5.66% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.54%) due 6/15/38
◊,c
850,000 750,519
BX Commercial Mortgage Trust
2022-LP2, C 5.31% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.56%) due 2/15/39
◊,c
735,000 734,083
Morgan Stanley Capital I Trust
2018-H3, XA 0.78%, (WAC) due
7/15/51
◊,g
36,980,499 603,052

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
12 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.4% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
(continued)
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,c
500,000 $ 468,449
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
450,000 450,280
JPMDB Commercial Mortgage
Securities Trust
2018-C8, XA 0.59%, (WAC) due
6/15/51
◊,g
21,984,877 242,262
Life Mortgage Trust
2021-BMR, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 3/15/38
◊,c
80,100 79,758
Total Commercial Mortgage-Backed Securities 6,625,086
GOVERNMENT AGENCY - 0.7%
Fannie Mae
6.50% due 4/25/49 618,253 630,330
5.00% due 5/25/52 328,147 328,437
Total Government Agency 958,767
Total Collateralized Mortgage Obligations
(Cost $41,391,109) 40,442,892
ASSET-BACKED SECURITIES - 22.3%
COLLATERALIZED LOAN OBLIGATIONS - 10.7%
BRSP Ltd.
2021-FL1, B 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 8/19/38
◊,c
2,750,000 2,744,916
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,c
2,250,000 2,227,685
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
1,398,588 1,398,358
STWD LLC
2025-FL4, AS 5.43% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/19/42
◊,c
1,300,000 1,298,767
Greystone CRE Notes Ltd.
2021-FL3, B 5.51% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.65%) due 7/15/39
◊,c
1,000,000 992,976
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,c
911,833 911,769
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,c
700,000 703,126
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 22.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.7% (continued)
Cerberus Loan Funding 53 LLC
2025-4A, B 5.43% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/15/38
◊,c
650,000 $ 649,987
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,c
650,000 649,931
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
549,951 550,114
CIFC Funding Ltd.
2015-4A, A2R3 (3 Month Term
SOFR + 1.45%, Rate Floor:
1.45%) due 1/17/39
◊,c
500,000 500,000
Sound Point CLO XIX Ltd.
2018-1A, A 5.17% (3 Month
Term SOFR + 1.26%) due
4/15/31
◊,c
341,552 341,474
AREIT
2025-CRE11, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
7/25/43
◊,c
300,000 299,998
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
200,000 200,360
Eldridge CLO Ltd.
2025-2A, A2 5.10% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 1/20/39
◊,c
150,000 150,000
Ares Direct Lending CLO 8 LLC
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,c
100,000 99,991
Total Collateralized Loan Obligations 13,719,452
NET LEASE - 3.1%
Oak Street Investment Grade
Net Lease Fund
2020-1A, A1 1.85% due
11/20/50
c
2,150,124 1,955,365
New Economy Assets - Phase 1
Sponsor LLC
2021-1, A1 1.91% due
10/20/61
c
1,000,000 834,793
Capital Automotive REIT
2024-2A, A1 4.90% due
5/15/54
c
563,750 563,456
CF Hippolyta Issuer LLC
2021-1A, B1 1.98% due
3/15/61
c
706,836 430,256

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 22.3% (continued)
NET LEASE - 3.1% (continued)
Store Master Funding I-VII
2018-1A, A2 4.29% due
10/20/48
c
226,753 $ 225,700
Total Net Lease 4,009,570
TRANSPORT-CONTAINER - 2.2%
Triton Container Finance VIII
LLC
2021-1A, A 1.86% due 3/20/46
c
1,431,000 1,330,270
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
c
903,360 840,913
Textainer Marine Containers
VII Ltd.
2021-1A, A 1.68% due 2/20/46
c
429,333 404,146
2020-1A, A 2.73% due 8/21/45
c
217,988 211,224
2021-3A, A 1.94% due 8/20/46
c
66,000 59,173
Total Transport-Container 2,845,726
COLLATERALIZED DEBT OBLIGATIONS - 1.7%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
c
2,250,000 2,140,555
SINGLE FAMILY RESIDENCE - 1.6%
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,c
750,000 752,138
FirstKey Homes Trust
2022-SFR1, B 4.49% due
5/19/39
c
750,000 747,988
Progress Residential Trust
2025-SFR6, C 4.00% due
12/17/42
c
650,000 619,653
Total Single Family Residence 2,119,779
WHOLE BUSINESS - 1.2%
Domino's Pizza Master Issuer
LLC
2018-1A, A2II 4.33% due
7/25/48
c
1,184,375 1,180,903
Wingstop Funding LLC
2020-1A, A2 2.84% due
12/5/50
c
443,250 429,442
Total Whole Business 1,610,345
INFRASTRUCTURE - 1.0%
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
c
1,300,000 1,276,712
FINANCIAL - 0.5%
Ceamer Finance LLC
6.17% due 12/15/40
f
350,000 350,000
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 22.3% (continued)
FINANCIAL - 0.5% (continued)
Project Onyx II
6.27% due 6/15/30
f
236,784 $ 236,758
Total Financial 586,758
TRANSPORT-AIRCRAFT - 0.2%
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
c
256,950 254,381
UNSECURED CONSUMER LOANS - 0.1%
GreenSky Home Improvement
Issuer Trust
2025-3A, C 4.86% due
12/27/60
c
150,000 150,288
Total Asset-Backed Securities
(Cost $29,648,699) 28,713,566
REPURCHASE AGREEMENTS
h
- 5.4%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 2,784,817 2,784,817
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 2,088,613 2,088,613
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 2,042,199 2,042,199
Total Repurchase Agreements
(Cost $6,915,629) 6,915,629
SENIOR FLOATING RATE INTERESTS - 1.6%
TECHNOLOGY - 0.7%
Corelogic, Inc.
(1 Month Term SOFR + 3.50%,
Rate Floor: 1.50%) due
6/2/28
◊
671,930 671,688
World Wide Technology Holding
Co. LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 3/1/30
◊
262,430 262,595
Total Technology 934,283
FINANCIAL - 0.6%
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
325,069 326,655
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
294,588 292,982
Iron Mountain Information
Management Services, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 1/31/31
◊
199,491 199,242
Total Financial 818,879

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
14 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
See Sector Classification in Other Information section.
a
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 1.6% (continued)
INDUSTRIAL - 0.2%
Brown Group Holding LLC
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
199,495 $ 200,389
a
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 1.6% (continued)
CONSUMER, NON-CYCLICAL - 0.1%
Prime Security Services
Borrower LLC/Prime Finance,
Inc.
5.58% (1 Month Term SOFR +
1.75%) due 3/8/32
◊
99,550 $ 99,232
Total Senior Floating Rate Interests
(Cost $2,050,168) 2,052,783
Total Investments - 98.0%
(Cost $127,706,197)
$ 126,215,675
Other Assets & Liabilities, net - 2.0% 2,545,857
Total Net Assets - 100% $ 128,761,532
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $90,540,411 (cost $91,599,750), or 70.3% of total net assets.
d
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
e
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
f
Value determined based on Level 3 inputs — See Note 3 .
g
Security is an interest-only strip.
h
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
BofA — Bank of America
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate +
0.26% 1.66% Quarterly 03/16/31 $ 3,000,000 $ 282,846 $ (497) $ 283,343
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 1.73% Annual 02/25/27 980,000 40,198 83 40,115
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 1.47% Annual 02/02/27 850,000 39,920 79 39,841

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
JPMorgan
Chase
Bank,
National
Association CME Receive
U.S. Secured
Overnight
Financing
Rate 2.72% Annual 06/07/27 $ 1,800,000 $ 31,735 $ 102 $ 31,633
JPMorgan
Chase
Bank,
National
Association CME Receive
U.S. Secured
Overnight
Financing
Rate 4.28% Annual 06/14/27 55,250,000 (729,042) 243 (729,285)
$ (334,343) $ 10 $ (334,353)
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 3 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 2,845,970 $ — $ — $ 2,845,970
Corporate Bonds — 45,244,835 — 45,244,835
Collateralized Mortgage Obligations — 40,072,740 370,152 40,442,892
Asset-Backed Securities — 28,126,808 586,758 28,713,566
Repurchase Agreements — 6,915,629 — 6,915,629
Senior Floating Rate Interests — 2,052,783 — 2,052,783
Interest Rate Swap Agreements
a
— 394,932 — 394,932
Total Assets $ 2,845,970 $ 122,807,727 $ 956,910 $ 126,610,607
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 729,285 $ — $ 729,285
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
16 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2025-12 A2 5.14% due 12/25/2070 6.14% 11/01/29
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2023-1 A2 4.75% due 9/26/2067 5.75% 01/01/27
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
GCAT Trust 2025-NQM4 A1 5.53% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
GCAT Trust 2023-NQM2 A1 5.84% due 11/25/2067 6.84% 01/01/27
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9 A2 5.22% due 9/25/2070 6.22% 11/01/29
OBX Trust 2025-R1 A2 5.09% due 9/25/2062 6.09% 11/01/29
OBX Trust 2024-NQM1 A2 6.25% due 11/25/2063 7.25% 12/01/27
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2024-NQM6 A1 6.45% due 2/25/2064 7.45% 04/01/28
OBX Trust 2023-NQM2 A1 6.32% due 1/25/2062 7.32% 02/01/27
Verus Securitization Trust 2025-12 A3 5.37% due 12/25/2070 6.37% 12/01/29

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 2,784,817 $ 2,785,407 U.S. Treasury Note 4.38%
Due 01/31/32 $ 100 $ 105
U.S. Treasury Bond 4.25%
- 4.75% Due 11/15/53
- 08/15/54 3,300 3,275
U.S. Treasury Strips  0.00%
Due 08/15/50 300 88
U.S. Treasury Inflation
Indexed Bond 0.75% Due
02/15/42 2,511,800 2,837,067
2,784,817 2,515,500 2,840,535
BNP Paribas 3.80% Due 1/2/2026 2,088,613 2,089,054 U.S. Treasury Note 4.38%
Due 05/15/34 3,200 3,298
U.S. Treasury Inflation
Indexed Bond 0.63%
- 1.88% Due 07/15/34
- 02/15/43 1,751,800 1,845,509
U.S. Treasury Strips 0.00%
Due 05/15/47 - 11/15/51 1,011,445 282,028
2,088,613 2,766,445 2,130,835
JPMorgan Securities LLC 3.82%
Due 1/2/2026
2,042,199 2,042,632 U.S. Treasury Note 1.25%
- 3.50% Due 08/15/27
- 01/31/30 2,106,400 2,083,492
— — —

18 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SCHEDULE OF INVESTMENTS
SEE NOTES TO FINANCIAL STATEMENTS .
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
a
A
A
SHARES VALUE
MONEY MARKET FUNDS
a
- 4.8%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.64%
b
1,500,983 $ 1,500,983
Total Money Market Funds
(Cost $1,500,983) 1,500,983
A
FACE
AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 35.9%
OBX Trust
2024-NQM5, A1 5.99% due
1/25/64
c,d
701,346 707,346
2024-NQM8, A1 6.23% due
5/25/64
c,d
401,375 406,085
2024-NQM6, A1 6.45% due
2/25/64
c,d
398,851 404,141
2024-NQM7, A1 6.24% due
3/25/64
c,d
382,413 386,715
2023-NQM2, A1 6.32% due
1/25/62
c,d
318,797 318,238
2025-R1, A3 5.19% due
9/25/62
c,d
100,000 99,819
GCAT Trust
2023-NQM2, A1 5.84% due
11/25/67
c,d
431,175 429,708
2024-NQM2, A1 6.09% due
6/25/59
c,d
360,612 364,356
2023-NQM3, A1 6.89% due
8/25/68
c,d
146,128 147,582
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
c
931,124 931,124
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
389,152 389,176
2021-GS4, A1 5.65% due
11/25/60
c
280,716 280,931
2021-GS2, A1 5.75% due
4/25/61
c
134,741 134,787
Angel Oak Mortgage Trust
2024-4, A1 6.20% due 1/25/69
c,d
228,370 231,054
2023-1, A2 4.75% due 9/26/67
c,d
221,138 220,283
2022-1, A3 3.29%, (WAC) due
12/25/66
◊,c
161,199 146,228
2025-12, A2 5.14% due
12/25/70
c,d
99,166 99,389
CSMC Trust
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,c
284,696 283,597
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,c
189,778 188,996
2020-NQM1, A1 2.21% due
5/25/65
c
126,768 121,955
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,c
542,576 512,599
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 35.9%
(continued)
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
445,985 $ 426,399
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,c
433,246 409,121
New Residential Mortgage Loan
Trust
2020-1A, A1B 3.50%, (WAC)
due 10/25/59
◊,c
222,533 210,009
2018-2A, A1B 3.50%, (WAC)
due 2/25/58
◊,c
204,700 195,927
Bear Stearns Asset Backed
Securities I Trust
2006-HE9, 3A 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
400,176 395,069
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
410,168 389,664
Verus Securitization Trust
2025-12, A3 5.37% due
12/25/70
c,d
250,000 250,526
2021-3, A3 1.44%, (WAC) due
6/25/66
◊,c
58,113 51,315
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
280,695 274,026
SG Residential Mortgage Trust
2025-1, A3 5.35% due
12/25/65
c,d
250,000 250,315
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
227,108 224,725
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
215,406 210,692
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,c
209,219 206,457
FIGRE Trust
2025-HE8, C 5.46%, (WAC)
due 11/25/55
◊,c
146,496 146,467
COLT Mortgage Loan Trust
2023-3, A1 7.18% due 9/25/68
c,d
143,448 145,031
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,d
100,000 100,122

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 35.9%
(continued)
ACHM Trust
2025-HE3, B 5.45% due
11/25/55
c
100,000 $ 100,109
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A2 5.66% due
10/25/40
c,d
100,000 99,979
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, A2 5.22% due
9/25/70
c,d
98,055 98,208
Towd Point Mortgage Trust
2018-2, A1 3.25%, (WAC) due
3/25/58
◊,c
56,376 55,879
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, M1 4.58% (1 Month
Term SOFR + 0.85%, Rate
Floor: 0.74%) due 10/25/35
◊,e
44,392 44,128
GS Mortgage-Backed Securities
Trust
2020-NQM1, A1 1.38%, (WAC)
due 9/27/60
◊,c
40,171 38,347
Starwood Mortgage Residential
Trust
2020-1, A1 2.28%, (WAC) due
2/25/50
◊,c,e
20,492 19,589
Residential Mortgage Loan Trust
2020-1, A1 2.38%, (WAC) due
1/26/60
◊,c,e
13,010 12,931
Total Residential Mortgage-Backed Securities 11,159,144
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
WMRK Commercial Mortgage
Trust
2022-WMRK, B 7.19% (1 Month
Term SOFR + 3.44%, Rate
Floor: 3.44%) due 11/15/27
◊,c
1,005,956 1,008,513
MTN Commercial Mortgage
Trust
2022-LPFL, D 6.70% (1 Month
Term SOFR + 2.94%, Rate
Floor: 2.94%) due 3/15/39
◊,c
800,000 800,233
BX Commercial Mortgage Trust
2022-LP2, C 5.31% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.56%) due 2/15/39
◊,c
350,000 349,563
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, D 5.66% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.54%) due 6/15/38
◊,c
350,000 309,037
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,c
250,000 234,224
Benchmark Mortgage Trust
2019-B14, XA 0.75%, (WAC)
due 12/15/62
◊,f
8,523,413 166,908
a
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
(continued)
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, XA 1.00%, (WAC)
due 2/15/50
◊,f
19,433,514 $ 115,385
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
100,000 100,062
Life Mortgage Trust
2021-BMR, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 3/15/38
◊,c
37,380 37,221
Total Commercial Mortgage-Backed Securities 3,121,146
MILITARY HOUSING - 0.8%
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, A 7.15% due
8/10/36
c
239,383 258,333
GOVERNMENT AGENCY - 0.7%
Fannie Mae
6.50% due 4/25/49 206,084 210,110
Total Collateralized Mortgage Obligations
(Cost $15,028,853) 14,748,733
ASSET-BACKED SECURITIES - 32.3%
COLLATERALIZED LOAN OBLIGATIONS - 14.2%
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,c
1,000,000 990,082
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,c
911,833 911,769
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
699,294 699,179
BRSP Ltd.
2021-FL1, B 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 8/19/38
◊,c
500,000 499,076
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
366,634 366,742
STWD LLC
2025-FL4, AS 5.43% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/19/42
◊,c
300,000 299,715

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
20 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 32.3% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 14.2% (continued)
AREIT
2025-CRE11, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
7/25/43
◊,c
250,000 $ 249,999
Eldridge CLO Ltd.
2025-2A, C 5.50% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/39
◊,c
150,000 150,000
Sound Point CLO XIX Ltd.
2018-1A, A 5.17% (3 Month
Term SOFR + 1.26%) due
4/15/31
◊,c
136,621 136,590
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
100,000 100,180
Total Collateralized Loan Obligations 4,403,332
NET LEASE - 4.2%
Oak Street Investment Grade
Net Lease Fund
2020-1A, A1 1.85% due
11/20/50
c
977,329 888,802
CF Hippolyta Issuer LLC
2021-1A, B1 1.98% due
3/15/61
c
282,734 172,102
CMFT Net Lease Master Issuer
LLC
2021-1, A2 2.57% due 7/20/51
c
191,541 164,451
Store Master Funding I-VII
2018-1A, A2 4.29% due
10/20/48
c
90,701 90,280
Total Net Lease 1,315,635
TRANSPORT-CONTAINER - 3.8%
Triton Container Finance VIII
LLC
2021-1A, A 1.86% due 3/20/46
c
596,250 554,279
Textainer Marine Containers
VII Ltd.
2021-1A, A 1.68% due 2/20/46
c
183,999 173,205
2020-1A, A 2.73% due 8/21/45
c
99,086 96,011
2021-3A, A 1.94% due 8/20/46
c
66,000 59,174
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
c
332,817 309,810
Total Transport-Container 1,192,479
COLLATERALIZED DEBT OBLIGATIONS - 3.8%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
c
1,250,000 1,189,198
a
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 32.3% (continued)
TRANSPORT-AIRCRAFT - 2.2%
AASET Trust
2025-3A, A 5.24% due 2/16/50
c
248,878 $ 249,194
Navigator Aircraft ABS Ltd.
2021-1, B 3.57% due 11/15/46
c
168,505 161,700
Lunar Structured Aircraft
Portfolio Notes
2021-1, B 3.43% due 10/15/46
c
166,777 159,392
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
c
102,780 101,752
Total Transport-Aircraft 672,038
INFRASTRUCTURE - 1.6%
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
c
500,000 491,043
WHOLE BUSINESS - 1.1%
SERVPRO Master Issuer LLC
2025-1A, A2 5.53% due
10/25/55
c
150,000 149,283
Planet Fitness Master Issuer
LLC
2024-1A, A2II 6.24% due
6/5/54
c
98,750 102,268
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
c
100,000 99,704
Total Whole Business 351,255
FINANCIAL - 0.6%
Ceamer Finance LLC
6.17% due 12/15/40
e
100,000 100,000
Project Onyx II
6.27% due 6/15/30
e
88,794 88,784
Total Financial 188,784
SINGLE FAMILY RESIDENCE - 0.5%
Progress Residential Trust
2025-SFR6, C 4.00% due
12/17/42
c
150,000 142,997
UNSECURED CONSUMER LOANS - 0.3%
GreenSky Home Improvement
Issuer Trust
2025-3A, C 4.86% due
12/27/60
c
100,000 100,192
Total Asset-Backed Securities
(Cost $10,376,285) 10,046,953
REPURCHASE AGREEMENTS
g
- 12.3%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 1,539,730 1,539,730

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
See Sector Classification in Other Information section.
a
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
g
- 12.3% (continued)
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 1,154,797 $ 1,154,797
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 1,129,135 1,129,135
Total Repurchase Agreements
(Cost $3,823,662) 3,823,662
SENIOR FLOATING RATE INTERESTS - 0.7%
FINANCIAL - 0.7%
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
117,909 118,484
a
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 0.7% (continued)
FINANCIAL - 0.7% (continued)
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
98,196 $ 97,661
Total Financial 216,145
Total Senior Floating Rate Interests
(Cost $216,052) 216,145
CORPORATE BONDS - 0.2%
UTILITIES - 0.2%
Terraform Global Operating, LP
6.13% due 3/1/26
c
78,000 77,444
Total Corporate Bonds
(Cost $77,935) 77,444
Total Investments - 97.7%
(Cost $31,023,770)
$ 30,413,920
Other Assets & Liabilities, net - 2.3% 701,681
Total Net Assets - 100% $ 31,115,601
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $22,227,240 (cost $22,614,136), or 71.4% of total net assets.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
e
Value determined based on Level 3 inputs — See Note 3 .
f
Security is an interest-only strip.
g
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
BofA — Bank of America
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate +
0.26% 1.66% Quarterly 03/16/31 $ 1,300,000 $ 122,572 $ (206) $ 122,778

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
22 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.28% Annually 06/14/27 $ 11,000,000 $ (145,099) $ 114 $ (145,213)
$ (22,527) $ (92) $ (22,435)
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 3 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 1,500,983 $ — $ — $ 1,500,983
Collateralized Mortgage Obligations — 14,672,085 76,648 14,748,733
Asset-Backed Securities — 9,858,169 188,784 10,046,953
Repurchase Agreements — 3,823,662 — 3,823,662
Senior Floating Rate Interests — 216,145 — 216,145
Corporate Bonds — 77,444 — 77,444
Interest Rate Swap Agreements
a
— 122,778 — 122,778
Total Assets $ 1,500,983 $ 28,770,283 $ 265,432 $ 30,536,698
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 145,213 $ — $ 145,213
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS .
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2025-12 A2 5.14% due 12/25/2070 6.14% 11/01/29
Angel Oak Mortgage Trust 2023-1 A2 4.75% due 9/26/2067 5.75% 01/01/27
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
COLT Mortgage Loan Trust 2023-3 A1 7.18% due 9/25/2068 8.18% 09/01/27
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
GCAT Trust 2023-NQM2 A1 5.84% due 11/25/2067 6.84% 01/01/27
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9 A2 5.22% due 9/25/2070 6.22% 11/01/29
OBX Trust 2025-R1 A3 5.19% due 9/25/2062 6.19% 11/01/29
OBX Trust 2023-NQM2 A1 6.32% due 1/25/2062 7.32% 02/01/27
OBX Trust 2024-NQM7 A1 6.24% due 3/25/2064 7.24% 04/01/28
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM6 A1 6.45% due 2/25/2064 7.45% 04/01/28
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A2 5.66% due 10/25/2040 6.71% 03/01/28
SG Residential Mortgage Trust 2025-1 A3 5.35% due 12/25/2065 6.35% 12/01/29
Verus Securitization Trust 2025-12 A3 5.37% due 12/25/2070 6.37% 12/01/29

SCHEDULE OF INVESTMENTS
(continued)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III
December 31, 2025
24 | THE GUGGENHEIM STRATEGY FUNDS ANNUAL FINANCIAL
SEE NOTES TO FINANCIAL STATEMENTS .
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization .
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 1,539,730 $ 1,540,056 U.S. Treasury Inflation
Indexed Bond 2.13% Due
02/15/41 $ 1,067,900 $ 1,570,597
— — —
BNP Paribas 3.80% Due 1/2/2026 1,154,797 1,155,041 U.S. Treasury Strips 0.00%
Due 02/15/27 - 11/15/46 1,769,239 1,177,338
U.S. Treasury Inflation
Indexed Bond 1.38% Due
07/15/33 800 843
1,154,797 1,770,039 1,178,181
JP Morgan Securities LLC 3.82%
Due 1/2/2026
1,129,135 1,129,374 U.S. Treasury Note 0.63%
- 4.13% Due 03/31/27
- 10/31/29 1,123,400 1,151,837
U.S. Treasury Inflation
Indexed Bond 0.63% Due
01/15/26 100 137
1,129,135 1,123,500 1,151,974

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS | 25
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and
Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-
ended investment company. The Trust may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 Act may make investments in the Funds.
At December 31, 2025, the Trust consisted of three Funds.
This report covers the following funds (collectively, the “Funds”):
Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name
Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Fund Name Diversification Status
Guggenheim Strategy Fund II Diversified
Guggenheim Strategy Fund III Diversified
Guggenheim Variable Insurance Strategy Fund III Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
26 | THE GUGGENHEIM STRATEGY FUNDS
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include  discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary
Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS | 27
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Derivatives
As part of their investment strategies, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds utilized derivatives for the following purpose:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
28 | THE GUGGENHEIM STRATEGY FUNDS
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms.
Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the
Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Note 2 ‒ Derivatives (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM STRATEGY FUNDS | 29
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 3 ‒ Fair Value Measurement (continued)

30 | THE GUGGENHEIM STRATEGY FUNDS
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.